LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Lessee Disclosure [Abstract]
SCHEDULE OF OPERATING LEASE LIABILITIES

As of December 31, 2025 and 2024, lease liabilities consist of the following:

	As of December 31,
	2025	2024
Lease liabilities – current portion	$58,452	$54,017
Lease liabilities – non-current portion	155,567	204,950
Total	$214,019	$258,967

Schedule of consolidated statements of operations and comprehensive loss

A summary of operating lease expenses recognized in the Company’s consolidated statements of operations and comprehensive loss is as follows:

	Years ended December 31,
	2025	2024	2023
Amortization of right-of-use assets	$56,792	$60,043	$65,914
Imputed interest of lease liabilities	9,006	4,376	—
Total operating lease expenses	$65,798	$64,419	$65,914

schedule of Cash flow information related to leases

Cash flow information related to leases consists of the following:

	Years ended December 31,
	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$65,134	$64,419	$67,544

SCHEDULE OF OTHER LEASE INFORMATION	Other lease information is as follows:
	2025	2024

Weighted-average remaining lease term – operating leases	3.5 years	4.5 year
Weighted-average discount rate – operating leases	3.625%	3.625%

SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER OPERATING LEASES

The following is a schedule of future minimum payments under operating leases as of December 31:

For the year ending December 31,
2026	$65,134
2027	65,134
2028	65,134
2029	32,567
Total lease payments	227,969
Less: imputed interest	(13,950)
Total operating lease liabilities, net of interest	$214,019